UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2010

Date of reporting period:	09/30/2009

ITEM 1. - SCHEDULE OF INVESTMENTS

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
	September 30, 2009

		Percent of
Shares	Common Stock - 98.75%	Net Assets	Fair Value

	Basic Materials	3.67%
9,000	Bemis Co., Inc.		$233,190
8,000	Freeport McMoran Copper & Gold, Inc.		548,880
12,000	Nucor Corp.		564,120
7,500	Praxair, Inc.		612,675
			1,958,865

	Consumer Discretionary	7.22%
3,000	AutoZone, Inc. *		438,660
20,000	Best Buy Company, Inc.		750,400
48,000	Comcast Corp.		810,720
16,000	McDonald's Corp.		913,120
6,000	Nike, Inc.		388,200
22,000	The McGraw-Hill Companies, Inc.		553,080
			3,854,180

	Consumer Staples	10.18%
20,000	ConAgra Foods, Inc.		433,600
33,000	CVS Caremark Corp.		1,179,420
7,000	General Mills, Inc.		450,660
20,000	Pepsico, Inc.		1,173,200
21,000	Procter & Gamble Co.		1,216,320
20,000	Wal-Mart Stores, Inc.		981,800
			5,435,000

	Energy	12.43%
10,000	Apache Corporation		918,300
5,000	Chevron Corp.		352,150
20,000	ConocoPhillips		903,200
18,000	Exxon Mobil Corp.		1,234,980
23,000	Noble Corp.		873,080
15,000	Occidental Petroleum Corp.		1,176,000
14,000	Peabody Energy Corp.		521,080
11,000	Schlumberger Limited		655,600
			6,634,390

	Financials	13.89%
16,000	Allstate Corp.		489,920
12	Berkshire Hathaway, Inc. - A *		1,212,000
7,000	Franklin Resources, Inc.		704,200
3,000	Goldman Sachs Group, Inc.		553,050
40,000	JPMorgan Chase & Co.		1,752,800
20,000	Legg Mason, Inc.		620,600
20,000	MetLife, Inc.		761,400
41,000	US Bancorp		896,260
15,000	Wells Fargo & Company		422,700
			7,412,930

	Health Care	14.70%
24,000	Abbott Laboratories		1,187,280
11,000	Amgen, Inc. *		662,530
15,000	Becton, Dickinson and Company		1,046,250
27,000	Johnson & Johnson		1,644,030
12,000	Novartis AG		604,560
15,000	Quest Diagnostics, Inc.		782,850
7,000	Teva Pharmaceutical Industries, Ltd.		353,920
20,000	United Health Group, Inc.		500,800
10,000	Varian Medical Systems, Inc. *		421,300
12,000	Zimmer Holdings, Inc. *		641,400
			7,844,920

	Industrials	11.48%
10,000	3M Co.		$738,000
7,000	Danaher Corp.		471,240
65,000	General Electric Co.		1,067,300
12,000	Honeywell International, Inc.		445,800
10,000	ITT Corp.		521,500
12,000	Jacobs Engineering Group, Inc. *		551,400
10,000	Roper Industries, Inc.		509,800
25,000	Terex Corp. *		518,250
8,000	Union Pacific Corp.		466,800
8,000	United Parcel Service, Inc.		451,760
13,000	Waste Management, Inc.		387,660
			6,129,510

	Technology	19.71%
40,000	Cisco Systems, Inc.*		941,600
60,000	EMC Corp. *		1,022,400
18,000	Fiserv, Inc. *		867,600
2,000	Google, Inc. *		991,700
20,000	Hewlett-Packard Co.		944,200
9,000	International Business Machines Corp.		1,076,490
10,000	Linear Technology Corp.		276,300
9,000	McAfee, Inc. *		394,110
55,000	Microsoft Corp.		1,423,950
36,000	Oracle Corp. *		750,240
10,000	QUALCOMM, Inc.		449,800
35,000	Texas Instruments, Inc.		829,150
8,000	Visa, Inc.		552,880

			10,520,420

	Telecommunications	2.36%
23,000	Verizon Communications, Inc.		696,210
25,000	Vodafone Group Plc		562,500
			1,258,710

	Utilities	3.11%
32,000	Duke Energy Corp.		503,680
10,000	PG & E Corp.		404,900
20,000	Questar Corp.		751,200
			1,659,780

	Other Securities - 1.21%
646,666	Goldman Sachs Financial Square Government Fund	1.21%	646,666

	Total investments in securities (cost $50,491,631)	99.96%	$53,355,371
	Other assets, less liabilities	0.04%	22,041
	NET ASSETS	100.00%	$53,377,412

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2009 is as follows:
	Federal tax cost of investments	$ 50,493,890

	Unrealized appreciation	$ 7,540,121
	Unrealized depreciation	$ (4,678,640)
	Total	$ 2,861,481

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the beginning of the Fund's fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of
September 30, 2009:
	Level 1	Level 2	Level 3
Common Stock	$ 52,708,705	$ -	$ -
Other Securities	646,666	$ -	$ -
Total	$ 53,355,371	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
	September 30, 2009

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	30.36%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,134,206
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,282,423
2,500,000	Federal Home Loan Bank 5.00% due 03/09/12		2,721,863
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,114,836
1,500,000	Federal Home Loan Mortgage 1.625% due 9/02/11		1,505,799
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,100,537
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,115,418
1,605,000	Federal National Mortgage Assn. 1.32% due 12/30/11		1,607,520
825,000	Federal National Mortgage Assn. 1.50% due 9/08/11		827,972
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,210,426
			16,621,000

	Mortgage Backed Securities	20.81%
2,690,779	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		2,798,698
563,121	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		599,680
151,657	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		156,317
236,988	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		254,299
305,328	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		326,678
98,034	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		105,134
1,224,121	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,280,619
352,425	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		363,329
45,393	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		48,637
2,032,331	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		2,177,610
126,735	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		136,150
136,996	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		147,175
342,832	Government National Mortgage Assn. Pool 3.625% due 8/20/34		348,132
1,218,165	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,287,579
222,318	Government National Mortgage Assn. Pool 4.625% due 8/20/32		221,087
1,091,206	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,137,480
			11,388,604

	Treasury Notes/Bonds/Inflation Protected Securities	29.77%
1,000,000	US Treasury Note 2.625% due 5/31/10		1,015,547
2,000,000	US Treasury Note 2.75% due 2/15/19		1,908,594
1,000,000	US Treasury Note 3.125% due 4/30/13		1,049,922
1,000,000	US Treasury Note 3.50% due 5/31/13		1,062,891
2,000,000	US Treasury Note 5.125% due 5/15/16		2,281,250
2,056,000	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,076,560
2,345,180	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,422,864
2,325,141	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,402,161
2,017,280	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,076,538
			16,296,327

	Corporate Bonds	11.96%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,083,634
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,095,266
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,106,540
500,000	Pfizer, Inc. 6.20% due 3/15/19		563,569
1,000,000	SBC Communications 5.10% due 9/15/14		1,078,168
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,618,968
			6,546,145

	Other Securities	6.40%
1,504,357	Goldman Sachs Financial Square Government Fund		1,504,357
2,000,000	JP Morgan U.S. Government Fund		2,000,000
			3,504,357

	Total investments in securities (cost $51,629,455)	99.30%	$54,356,433
	Other assets, less liabilities	0.70%	384,655
	TOTAL NET ASSETS	100.00%	$54,741,088

The cost basis of investments for federal income tax purposes at September 30, 2009 is as follows:
	Federal tax cost of investments	$ 51,629,455

	Unrealized appreciation	$ 2,800,999
	Unrealized depreciation	(74,021)
	Total	$ 2,726,978

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the beginning of the Fund's fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the
	fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of
September 30, 2009:

	Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$ 16,621,000	$ -
Mortgage Backed Securities	-	11,388,604	-
Treasury Notes/Bonds/Inflation Protected Securities	-	16,296,327	-
Corporate Bonds	-	6,546,145	-
Other Securities	3,504,357	-	-
Total	$ 3,504,357	$ 50,852,076	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/20/2009

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/20/2009